Interest Expense and Related Borrowings (Parenthetical) (Detail) (USD $)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Mar. 31, 2012	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 6,229,000	[1]	$ 860,000	[1]		$ 10,130,000	[1]	$ 1,712,000	[1]	$ 2,819,000	$ 3,599,000	$ 4,728,000
Adjustment to interest expenses					2,900,000
Proposed Merger
Schedule Of Interest Expenses [Line Items]
Amortization of deferred financing costs	$ 5,900,000					$ 9,500,000

[1]	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.